New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements
2. NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

During FASB’s standard-setting process and upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following pronouncements will impact the financial statements.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 changing the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract with a customer, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

Management adopted ASU 2014-09 effective January 1, 2018, by means of the modified retrospective approach for all contracts within the scope of the new standard. The adoption of ASU 2014-09 did not have a material impact on results of operations, financial position or cash flows. In that regard, the application of the new standard did not cause any significant differences in any individual financial statement line items had those line items been presented in accordance with the guidance that was in effect prior to the adoption of the new standard. Further, given the lack of material impact to the financial statements, the adoption of the new standard did not give rise to any material changes in the Registrants’ previously established accounting policies for revenue. See Note 20 - Revenue from Contracts with Customers for additional disclosures required by the new standard.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 revising the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. For equity investments that do not have a readily determinable fair value, entities are permitted to elect a practicality exception and measure the investment at cost, less impairment, plus or minus observable price changes. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheets or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

Management adopted ASU 2016-01 effective January 1, 2018, by means of a cumulative-effect adjustment to the balance sheet. The adoption of ASU 2016-01 resulted in an immaterial impact to the results of operations and financial position of AEP, and no impact to the results of operations or financial position of the Registrant Subsidiaries. There was no impact on cash flows of the Registrants.

ASU 2016-02 “Accounting for Leases” (ASU 2016-02)

In February 2016, the FASB issued ASU 2016-02 increasing the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheets and disclosing key information about leasing arrangements. Under the new standard, an entity must recognize an asset and liability for operating leases on the balance sheets. Additionally, a capital lease will be known as a finance lease going forward. Leases with terms of 12 months or longer will be subject to the new requirements. Fundamentally, the criteria used to determine lease classification will remain the same, but will be more subjective under the new standard.

New leasing standard implementation activities included the identification of the lease population within the AEP System as well as the sampling of representative lease contracts to analyze accounting treatment under the new accounting guidance. Based upon the completed assessments, management also prepared a gap analysis to outline new disclosure compliance requirements.

Management adopted ASU 2016-02 effective January 1, 2019 by means of a cumulative-effect adjustment to the balance sheet. Management elected the following practical expedients upon adoption:

Practical Expedient	Description
Overall Expedients (for leases commenced prior to adoption date and must be adopted as a package)
Do not need to reassess whether any expired or existing contracts are/or contain leases, do not need to reassess the lease classification for any expired or existing leases and do not need to reassess initial direct costs for any existing leases.

Lease and Non-lease Components (elect by class of underlying asset)	Elect as an accounting policy to not separate non-lease components from lease components and instead account for each lease and associated non-lease component as a single lease component.
Short-term Lease (elect by class of underlying asset)	Elect as an accounting policy to not apply the recognition requirements to short-term leases.
Existing and expired land easements not previously accounted for as leases
Elect optional transition practical expedient to not evaluate under Topic 842 existing or expired land easements that were not previously accounted for as leases under the current leases guidance in Topic 840.

Cumulative-effect adjustment in the period of adoption	Elect the optional transition practical expedient to adopt the new lease requirements through a cumulative-effect adjustment on the balance sheet in the period of adoption.

Management concluded that the result of adoption would not materially change the volume of contracts that qualify as leases going forward. The adoption of the new standard did not materially impact results of operations or cash flows, but did have a material impact on the balance sheet. The impact to the balance sheet has been estimated for the first quarter of 2019 as shown in the table below.

Company	Estimated Obligation
(in millions)
AEP	$1,070.4
AEP Texas	80.2
AEPTCo	5.4
APCo	80.4
I&M	351.1
OPCo	76.8
PSO	32.2
SWEPCo	35.8

ASU 2016-13 “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13)

In June 2016, the FASB issued ASU 2016-13 requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-13 and related implementation guidance effective January 1, 2020.

ASU 2017-07 “Compensation - Retirement Benefits” (ASU 2017-07)

In March 2017, the FASB issued ASU 2017-07 requiring that an employer report the service cost component of pension and postretirement benefits in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented on the statements of income separately from the service cost component and outside of a subtotal of income from operations. In addition, only the service cost component is eligible for capitalization as applicable following labor.

Management adopted ASU 2017-07 effective January 1, 2018. Presentation of the non-service components on a separate line outside of operating income was applied on a retrospective basis, using the amounts disclosed in the benefit plan note for the estimation basis as a practical expedient. Capitalization of only the service cost component was applied on a prospective basis.

ASU 2017-12 “Derivatives and Hedging” (ASU 2017-12)

In August 2017, the FASB issued ASU 2017-12 amending the recognition and presentation requirements for hedge accounting activities. The objectives of the new standard are to improve the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities in its financial statements and to reduce the complexity of applying hedge accounting. Among other things, ASU 2017-12: (a) expands the types of transactions eligible for hedge accounting, (b) eliminates the separate measurement and presentation of hedge ineffectiveness, (c) simplifies the requirements for assessments of hedge effectiveness, (d) provides companies more time to finalize hedge documentation and (e) enhances presentation and disclosure requirements.

Management early adopted ASU 2017-12 in the second quarter of 2018, effective January 1, 2018, by means of a modified retrospective approach. The adoption of ASU 2017-12 resulted in an immaterial impact to the results of operations and financial position of AEP, and no impact to results of operations or financial position of the Registrant Subsidiaries. There was no impact on cash flows of the Registrants. The adoption of the new standard did not give rise to any material changes to the Registrants’ previously established accounting policies for derivatives and hedging.

ASU 2018-02 “Reclassification of Certain Tax Effects from AOCI” (ASU 2018-02)

In February 2018, the FASB issued ASU 2018-02 allowing a reclassification from AOCI to Retained Earnings for stranded tax effects resulting from Tax Reform. The accounting guidance for “Income Taxes” requires deferred tax assets and liabilities to be adjusted for the effect of a change in tax law or rates with the effect included in income from continuing operations in the reporting period that includes the enactment date of the tax change. This guidance is applicable for the tax effects of items in AOCI that were originally recognized in Other Comprehensive Income. As a result and absent the new guidance in this ASU, the tax effects of items within AOCI would not reflect the newly enacted corporate tax rate.

Management adopted ASU 2018-02 effective January 1, 2018, electing to reclassify the effects of the change in the federal corporate tax rate due to Tax Reform from AOCI to Retained Earnings. A portion of the reclassification was recorded to Regulatory Liabilities to adjust the tax effects of certain interest rate hedges in AEP's regulated jurisdictions that were previously deferred as a part of the accounting for Tax Reform. There were no other effects from Tax Reform that impacted AOCI. Management applied the new guidance at the beginning of the period of adoption. The adoption of the new standard did not have a material impact on the statement of financial position and did not impact results of operations or cash flows.

ASU 2018-14 “Disclosure Framework: Changes to the Disclosure Requirements for Defined Benefit Plans” (ASU 2018-14)

In August 2018, the FASB issued ASU 2018-14 modifying the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The amendments in this Update to Subtopic 715-20 remove disclosures that no longer are considered cost beneficial, clarify the specific requirements of disclosures and add disclosure requirements identified as relevant.

Management early adopted ASU 2018-14 for the 2018 Annual Report and applied the new standard retrospectively for all periods presented. As a result of adoption, the Registrants’ disclosures were updated as follows:

•	Amended the disclosure to remove the amounts in AOCI expected to be recognized as components of net periodic benefit cost over the next fiscal year.

•
Amended the disclosure to remove the effects of a one-percentage-point change in assumed health care cost trend rates on the (a) aggregate of the service and interest cost components of net periodic benefit costs and (b) benefit obligation for postretirement health care benefits.

•	Amended the disclosure to include the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates.

•	Amended the disclosure to include an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period.

See Note 8 - Benefit Plans for updates to the disclosures required by the new standard.

ASU 2018-15 “Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (ASU 2018-15)

In August 2018, the FASB issued ASU 2018-15 aligning the requirements for capitalizing implementation costs incurred in a cloud computing arrangement (hosting arrangement) that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard requires an entity (customer) in a hosting arrangement that is a service contract to follow the accounting guidance for “Internal-Use Software” to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. To eliminate diversity in practice, the new standard changes the presentation of implementation costs for cloud service arrangements that are service contracts without the purchase of a license. Implementation costs for cloud service contracts will be presented on the balance sheets in the same manner as a prepayment.  The Registrants currently present implementation costs in property, plant and equipment on the balance sheets.  Under the new standard, amortization of capitalized implementation costs of a hosting arrangement will be recorded in Operation and Maintenance expense over the term of the cloud service arrangement, rather than Depreciation and Amortization expense on the statements of income.  Payments for capitalized implementation costs in the statement of cash flows will be classified in the same manner as payments made for fees associated with the hosting element.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. The amendments may be applied either retrospectively or prospectively to applicable implementation costs incurred after the date of adoption. Management is analyzing the impact of this new standard and at this time, cannot estimate the impact of adoption on results of operations, financial position or cash flows. Management plans to adopt ASU 2018-15 prospectively, effective January 1, 2020.